Submission	Feb. 11, 2026
Submission [Line Items]
Central Index Key	0001855509
Registrant Name	Twin Vee PowerCats Co.
Registration File Number	333-292661
Form Type	S-1
Submission Type	POS AM
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A